Statement of cash flows, additional disclosures	12 Months Ended
Oct. 31, 2022
Statement of cash flows [abstract]
Notes to the Consolidated Statement of Cash Flows	Notes to the Consolidated Statement of Cash Flows
As of October 31, 2022, the Company had cash on hand of $269.3 million (2021: $6.9 million) and cash equivalents in the form of short term guaranteed investment certificates of $309.0 million (2021: $590.0 million).

Changes in liabilities arising from financing activities comprise the following:

For the year ended October 31,				2022
	Lease liabilities	Restoration provisions	Convertible debt	Conversion feature of convertible debt
Balance, beginning of the year	$29.4	$0.3	$71.9	$29.0
Cash changes:
Repayments of lease liabilities	(4.7)	—	—	—
Repayment of loans payable	—	—	—	—
Proceeds from convertible debt	—	—	152.5	46.2
Total changes from financing cash flows	(4.7)	—	152.5	46.2
Non-cash changes:
New leases	28.8	—	—	—
Disposal	(0.2)	—	—	—
Additions to restoration provision	—	0.1	—	—
Accrued interest and accretion	—	—	14.3	—
Foreign exchange gain or (loss)	(1.5)	—	—	—
Fair value gain/loss on conversion feature of convertible debt	—	—	—	(31.3)
Accrued interest paid in kind	—	—	5.9	—
Total non-cash changes	$27.1	$0.1	$20.2	$(31.3)
Balance, end of the year	$51.8	$0.4	$244.6	$43.9